Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 Segment	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenues	$ 368,986	$ 305,285
Oil and gas interests, net	7,223	7,021
Goodwill	142,690	125,750	103,300
Oil and gas
Segment Reporting Information [Line Items]
Revenues	5,121	5,958
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	5,100	6,000
Oil and gas interests, net	7,200	7,000
Goodwill